CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 1	$ 1
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, series A 5.375%	5.375%	5.375%
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	4,000,000	4,000,000
Preferred stock, shares outstanding	4,000,000	4,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	420,000,000	420,000,000
Common stock, shares issued	128,626,740	128,228,477
Common stock, shares outstanding	117,300,618	116,902,355